EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Jul-19	15-Jul-19	15-Aug-19
To	31-Jul-19	15-Aug-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,362,528.04
Series Nominal Liquidation Amount	942,658,528.04

Required Participation Amount	$942,658,528.04
Excess Receivables	$155,599,417.35

Total Collateral	1,098,257,945.39
Collateral as Percent of Notes	144.51%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,329,845,846.27
Total Principal Collections	($1,963,058,448.61)
Investment in New Receivables	$1,721,498,001.02
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,045,960.47)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($710,952,747.09)
Less Servicing Adjustment	($1,556,695.16)

Ending Balance	$4,340,729,995.96

SAP for Next Period	25.30%

Average Receivable Balance	$4,480,912,972.07
Monthly Payment Rate	43.81%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,716,653.58
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,716,653.58

Series Allocation Percentage at Month-End	25.30%
Floating Allocation Percentage at Month-End	79.94%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.325000%
Applicable Margin	0.430000%
	2.755000%

	Actual	Per $1000
Interest	1,802,994.44	2.37
Principal	—	—

		2.37
Total Due Investors	1,802,994.44
Servicing Fee	781,913.33

Excess Cash Flow	1,403,092.19

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.30%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	44.21%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.